Note 3 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	2020	2019

Weighted-average common shares issued	7,302,845	7,286,554

Average treasury stock shares	(917,495)	(816,146)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	6,385,350	6,470,408

Additional common stock equivalents (stock options and restricted stock) used to calculate diluted earnings per share	19,174	32,398

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	6,404,524	6,502,806